Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly financial data (unaudited)
Quarterly financial data (unaudited)

19.  Quarterly financial data (unaudited)

The following is a summary of consolidated financial information on a quarterly basis for 2011 and 2010 (in thousands, except per share amounts):

	Quarter
	First	Second	Third	Fourth
2011
Revenues (1)	$139,920	$143,551	$144,193	$145,779
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$24,365	$25,986	$24,662	$26,960

Earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders:
Basic (2)	$0.44	$0.44	$0.40	$0.44
Diluted (2)	$0.44	$0.44	$0.40	$0.44

	Quarter
	First	Second	Third	Fourth
2010
Revenues (1)	$116,117	$116,633	$121,220	$131,778
Net income (loss) attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$20,542	$(20,393)	$22,235	$83,241

Earnings (loss) per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders:
Basic (2)	$0.47	$(0.45)	$0.45	$1.52
Diluted (2)	$0.47	$(0.45)	$0.45	$1.52

(1)        All periods have been adjusted from amounts previously disclosed in our quarterly filings on Form 10-Q’s to reclassify amounts related to discontinued operations.  See Note 18, Discontinued operations and sales of land parcels.

(2)        Quarterly earnings per common share amounts may not total to the annual amounts due to rounding and due to the change in the number of common shares outstanding.